Future Minimum Rent	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Future Minimum Rent
Future Minimum Rent
Rental Income
The Company’s real estate properties are leased to tenants under operating leases with varying terms. Typically, the leases have provisions to extend the terms of the lease agreements. The Company retains substantially all of the risks and benefits of ownership of the real estate properties leased to tenants.
The future minimum rent to be received from the Company’s investment in real estate properties under non-cancelable operating leases, including optional renewal periods for which exercise is reasonably assured, as of December 31, 2018, for each of the next five years ending December 31 and thereafter, are as follows (amounts in thousands):

Year	Amount
2019	$145,109
2020	146,826
2021	149,142
2022	144,560
2023	141,915
Thereafter	1,005,017
$1,732,569

Rental Expense
The Company has three ground lease obligations that generally require fixed annual rental payments and may also include escalation clauses and renewal options. The ground lease payments associated with one of the ground leases is paid directly by the tenant, therefore, the future minimum rent obligations are excluded from the table below.
The future minimum rent obligations under non-cancelable ground leases as of December 31, 2018, for each of the next five years ended December 31 and thereafter, are as follows (amounts in thousands):

Year	Amount
2019	$123
2020	123
2021	123
2022	123
2023	123
Thereafter	2,246
$2,861